VOYA INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

May 17, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc. (on behalf of Voya Global Equity Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 to the registration statement on Form N-14 under the Securities Act of 1933, as amended, (“Securities Act”) for Voya Variable Portfolios, Inc. (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which Voya Global Equity Portfolio, a series of the Registrant, will acquire all of the assets of VY® Templeton Global Growth Portfolio, a series of Voya Investors Trust, in exchange for shares of Voya Global Equity Portfolio and the assumption by Voya Global Equity Portfolio of the liabilities of VY® Templeton Global Growth Portfolio.

In accordance with Rule 461 under the Securities Act, to the undersigned, on behalf of the Registrant, respectfully requests acceleration of Pre-Effective Amendment No. 1 to the Registration Statement filed herewith, such that the Registration Statement will become effective on May 22, 2019 or as soon thereafter as practicable

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachments

VOYA INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

May 17, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc. (on behalf of Voya Global Equity Portfolio)

Dear Ladies and Gentlemen:

In accordance with Rule 461 under the Securities Act, to the undersigned, on behalf of the Registrant, respectfully requests acceleration of Pre-Effective Amendment No. 1 to the Registration Statement filed herewith, such that the Registration Statement will become effective on May 22, 2019 or as soon thereafter as practicable.

We are aware of our obligations under the Securities Act, and believe that such acceleration would be consistent with the obligation of the Securities and Exchange Commission to have due regard for the protection of investors and would not be inconsistent with the purposes and policies of the Investment Company Act of 1940, as amended.

Thank you for your prompt attention to this request for acceleration.

Very truly yours,

/s/ Andrew K. Schleuter

Andrew K. Schlueter
Vice President
Voya Investments Distributor, LLC